Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	[1]	¥ 692,020	¥ 785,707	¥ 1,030,331
Cost of revenues	[1]	(464,145)	(548,505)	(597,397)
Gross profit	[1]	227,875	237,202	432,934
Operating expenses :
Sales and marketing expenses	[1]	(155,939)	(204,984)	(276,254)
General and administrative expenses	[1]	(114,974)	(91,846)	(334,189)
Technology and product development expenses	[1]	(82,659)	(131,807)	(158,586)
Total operating expenses	[1]	(353,572)	(428,637)	(769,029)
Loss from operations		(125,697)	(191,435)	(336,095)
Other income/(loss):
Interest income, net		34,671	31,411	47,304
Foreign currency exchange gain/(loss)		(1,945)	(32,872)	8,612
Income/(loss) from equity method investments, including impairment		(11,125)	(8,195)	401
Fair value changes in investments, net		(440)	2,664	1,906
Impairment of available-for-sale debt investments			(5,980)
Others, net		8,397	8,294	25,387
Loss before income taxes		(96,139)	(196,113)	(252,485)
Income tax (expense)/benefit		(12,976)	70,394	(20,581)
Net loss		(109,115)	(125,719)	(273,066)
Net loss attributable to noncontrolling interests		6,619	16,067	67,365
Net loss attributable to Phoenix New Media Limited		(102,496)	(109,652)	(205,701)
Net loss		(109,115)	(125,719)	(273,066)
Other comprehensive loss, net of tax: fair value remeasurement for available-for-sale debt investments			(24,010)	(6,611)
Other comprehensive (loss)/income, net of tax: foreign currency translation adjustment		5,005	17,916	(4,483)
Comprehensive loss		(104,110)	(131,813)	(284,160)
Comprehensive loss attributable to noncontrolling interests		6,619	16,067	67,365
Comprehensive loss attributable to Phoenix New Media Limited		¥ (97,491)	¥ (115,746)	¥ (216,795)
Ordinary Shares
Net loss per shares
Basic		¥ (0.18)	¥ (0.19)	¥ (0.35)
Diluted		¥ (0.18)	¥ (0.19)	¥ (0.35)
Weighted average number of Class A and Class B ordinary shares used in computing net loss per share:
Basic		582,241,827	582,324,325	582,324,325
Diluted		582,241,827	582,324,325	582,324,325
ADS
Net loss per shares
Basic		¥ (8.45)	¥ (9.04)	¥ (16.96)
Diluted		¥ (8.45)	¥ (9.04)	¥ (16.96)
Net advertising services
Revenues:
Total revenues	[1]	¥ 619,260	¥ 696,664	¥ 930,025
Cost of revenues		(423,728)	(514,725)	(566,443)
Gross profit		195,532	181,939	363,582
Paid services
Revenues:
Total revenues	[1]	72,760	89,043	100,306
Cost of revenues		(40,417)	(33,780)	(30,954)
Gross profit		¥ 32,343	¥ 55,263	¥ 69,352

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):